Operating Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Expenses

Note 16: Operating Expenses

The research and development expenses are broken down as follows:

	December 31,
	2016	2017	2018
Research and development expenses	(Amounts in thousands of Euros)
Personnel expenses	32,777	37,112	37,912
Sub-contracting, collaboration, and consultants	34,413	54,397	52,927
Small equipments and other supplies	3,909	4,110	4,771
Rental	1,903	2,018	2,703
Conferences, travel expenses	2,387	2,807	2,591
Depreciation and amortization	1,141	2,424	2,492
Others	2,298	2,364	3,776

Total research and development expenses	78,828	105,232	107,171

The sales and marketing expenses are broken down as follows:

	December 31,
	2016	2017	2018
Sales and marketing expenses	(Amounts in thousands of Euros)
Personnel expenses	4,954	6,976	12,553
Fees	4,447	2,480	5,148
Communication and travel expenses	1,393	5,984	14,021
Others	487	384	446

Total sales and marketing expenses	11,282	15,824	32,169

By nature, the breakdown of general and administrative expenses is as follows:

	December 31,
	2016	2017	2018
General and administrative expenses	(Amounts in thousands of Euros)
Personnel expenses	22,613	19,742	19,101
Fees	7,701	10,347	12,718
Rental	501	584	911
Insurance policies	1,853	1,367	1,930
Communication and travel expenses	1,136	1,599	1,576
Depreciation and amortization	181	422	1,720
Others	1,020	1,776	3,442

Total general and administrative expenses	35,005	35,837	41,399

Personnel Expenses

The Company had 315 employees at December 31, 2018, in comparison with 242 employees at December 31, 2017 and 164 employees at December 31, 2016.

The personnel expenses are broken down as follows:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Wages and salaries	14,651	22,451	31,684
Social security contributions	3,903	7,157	8,858
Expenses for pension commitments	982	1,583	2,095
Employer contribution to bonus shares	6,456	1,857	1,026
Share-based payments	34,353	30,781	25,904

Total	60,345	63,830	69,567

The increase in personnel charges is mainly due to the increase in the Company’s headcount. This increase was partially offset by the decrease of the share-based payments expense and employer contribution to free shares.